FAIR VALUE MEASUREMENTS - Investments Measured at Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 29,797,017	$ 25,236,978
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	25,406,404	21,671,373
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	21,349,186	17,915,213
Total | Marriott Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,057,218	3,756,160
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	25,406,404	21,671,373
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	21,349,186	17,915,213
Level 1 | Marriott Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,057,218	3,756,160
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Marriott Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Marriott Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 4,390,613	$ 3,565,605